COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

26.	COMMITMENTS AND CONTINGENCIES

Assets pledged

(in thousands of $)	2019	2018
Book value of vessels secured against long-term loans	3,135,891	3,244,291

As at December 31, 2019 and 2018, 21,226,586 Golar Partners common units were pledged as security for the obligations under the Margin Loan facility (see note 18).

As at December 31, 2019, the term loan facility is secured by a pledge against our shares in Golar Power (see note 18).

Capital Commitments

Gandria

We have agreed contract terms for the conversion of the Gandria to a FLNG. The Gandria is currently in lay-up awaiting delivery to Keppel for conversion. The conversion agreement is subject to certain payments and lodging of a full Notice to Proceed. We have also provided a guarantee to cover the sub-contractor's obligations in connection with the conversion of the vessel.

Golar Viking

The Golar Viking entered the yard for conversion in January 2020. Following the execution of the conversion and subsequent sale of the Golar Viking with LNG Hrvatska d.o.o., the estimated timing of the outstanding payments in connection with the conversion of the Golar Viking is $85.3 million for the twelve months ending December 31, 2020. The outstanding payments will be largely funded by stage payments from LNG Hrvatska d.o.o. under the conversion agreement.

Other contractual commitments and contingencies

UK tax lease benefits

During 2003 we entered into six UK tax leases. Under the terms of the leasing arrangements, the benefits are derived primarily from the tax depreciation assumed to be available to the lessors as a result of their investment in the vessels. As is typical in these leasing arrangements, as the lessee we are obligated to maintain the lessor’s after-tax margin. Accordingly, in the event of any adverse tax changes or a successful challenge by the UK Tax Authorities (''HMRC'') with regard to the initial tax basis of the transactions, or in relation to the 2010 lease restructurings, or in the event of an early termination of the Methane Princess lease, we may be required to make additional payments principally to the UK vessel lessor, which could adversely affect our earnings or financial position. We would be required to return all, or a portion of, or in certain circumstances significantly more than, the upfront cash benefits that we received in respect of our lease financing transactions, including the 2010 restructurings and subsequent termination transactions. The gross cash benefit we received upfront on these leases amounted to approximately £41 million (before deduction of fees).

Of these six leases, we have since terminated five, with one lease remaining, being that of the Methane Princess lease. Pursuant to the deconsolidation of Golar Partners in 2012, Golar Partners is no longer considered a controlled entity but an affiliate and therefore as at December 31, 2019, the capital lease obligation relating to this remaining UK tax lease is not included on our consolidated balance sheet. However, under the indemnity provisions of the Omnibus Agreement or the respective share purchase agreements, we have agreed to indemnify Golar Partners in the event of any tax liabilities in excess of scheduled or final scheduled amounts arising from the Methane Princess leasing arrangements and termination thereof.

HMRC has been challenging the use of similar lease structures and has been engaged in litigation of a test case for some years. In August 2015, following an appeal to the Court of Appeal by the HMRC which set aside previous judgments in favor of the tax payer, the First Tier Tribunal (UK court) ruled in favor of HMRC. The tax payer in this particular ruling has the election to appeal the courts’ decision, but no appeal has been filed. The judgments of the First Tier Tribunal do not create binding precedent for other UK court decisions and therefore the ruling in favor of HMRC is not binding in the context of our structures. Further, we consider there are differences in the fact pattern and structure between this case and our 2003 leasing arrangements and therefore is not necessarily indicative of any outcome. HMRC have written to our lessor to indicate that they believe our lease may be similar to the case noted above. We have reviewed the details of the case and the basis of the judgment with our legal and tax advisers to ascertain what impact, if any, the judgment may have on us and the possible range of exposure has been estimated at approximately £nil to £121.1 million ($nil to $160.5 million). Golar's discussions with HMRC on this matter have concluded without agreement and, in January 2020 we received a closure notice to the inquiry stating the basis of HMRC's position. In December 2019, in conjunction with our lessor, Golar obtained supplementary legal advice confirming our position, and consequently a notice of appeal against the closure notice was submitted to HMRC. We remain confident of our position, however given the complexity of these discussions it is impossible to quantify the reasonably possible loss, and we continue to estimate the possible range of exposures as set out above.

Legal proceedings and claims

We may, from time to time, be involved in legal proceedings and claims that arise in the ordinary course of business. A provision will be recognized in the financial statements only where we believe that a liability will be probable and for which the amounts are reasonably estimable, based upon the facts known prior to the issuance of the financial statements.

Other

In December 2005, we signed a shareholders' agreement in connection with the setting up of a jointly owned company to be named Egyptian Company for Gas Services S.A.E ("ECGS"), which was to be established to develop hydrocarbon business and in particular LNG related business in Egypt. As at December 31, 2019, we had a commitment to pay $1.0 million to a third party, contingent upon the conclusion of a material commercial business transaction by ECGS as consideration for work performed in connection with the setting up and incorporation of ECGS.

We are party to a shareholders’ agreement with a consortium of investors to fund the development of pipeline infrastructure and a FSRU which are intended to supply two power plants in the Ivory Coast. The project is currently in the initial design phase. Negotiations are underway with third party lenders for the financing of construction costs in the event a positive investment decision is made. During the initial phase of the project, our remaining contractual commitments for this project are estimated to be in the region of €1.1 million. In the event a positive FID is taken on the project, this could increase up to approximately €15 million. This figure is dependent upon a variety of factors such as whether third party financing is obtained for a portion of the construction costs. The timing of this range of payments is dependent on whether and when FID is made, progress of negotiations with lenders for non-investor financing, and the progress of eventual construction work. The nature of payments to the project could be made in a combination of capital contributions or interest-bearing shareholder loans.

In relation to our investment in small-scale LNG services provider Avenir (see note 14), we are party to a combined commitment of up to $182.0 million from initial Avenir shareholders Stolt-Nielsen, Höegh and us. In November 2018, Avenir was capitalized with the placement of 110,000,000 new shares at a par price of US$1.00 per share. Following the initial equity offering, the founding partners are committed to fund $72.0 million of which Golar is committed to $18.0 million.

In 2017, we commenced arbitration proceedings arising from the delays and the termination of the Golar Tundra time charter with a former charterer. For the years ended December 31, 2019 and 2018, we recovered $9.3 million and $50.7 million, respectively, in charter earnings, recognized in 'Other operating income' in the consolidated statements of operations. The amount recovered in 2019 represents the final installment settlement.

For the year ended December 31, 2019, we received $4.0 million, in relation to a loss of hire insurance claim on the Golar Viking, recognized in 'Other operating income' of our consolidated statement of operations.